1-33673

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

August 24, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
AUG 27 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on August 23, 2007 the American Stock Exchange LLC (the "Exchange") received from First Trust Exchange-Traded Fund II (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest, $.01 par value per share, of
First Trust DJ STOXX(R) Select Dividend 30 Index Fund

Common Shares of Beneficial Interest, $.01 par value per share, of
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

RECEIVED
AUG 24 2007
The Division of
Investment Management

1344608

07055331

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date: August 24, 2007

To: Ms. Cecile Peters

Firm: Securities and Exchange Commission

Fax: 202.777.1030

Phone

From: Jamie Patturelli

Fax: 212.306.5325

Phone 212.306.2437

Pages: (Including cover sheet)

END